Summary of Significant Accounting Policies (Details) - Schedule of management consulting services - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of management consulting services [Abstract]
Management and assessment services	$ 19,676	$ 135,938	$ 71,568
Consulting services for financial guarantee customers		9,503
Consulting services relating to debt collection	2,108,477	493,779
Total	$ 2,128,153	$ 639,220	$ 71,568